UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05099

Pioneer Money Market Trust
 (Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825
Date of fiscal year end:  December 31, 2021

Date of reporting period: January 1, 2021 through June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Pioneer U.S. Government Money Market Fund
Semiannual Report | June 30, 2021

A: PMTXX	R: PRXXX	Y: PRYXX

Paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

visit us: www.amundi.com/us

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 1

President’s Letter

Dear Shareholders,
With the first half of 2021 now behind us, we have seen some better news on the COVID-19 pandemic front. In the US, widespread distribution of the COVID-19 vaccines approved for emergency use late last year, and a general decline in more severe virus cases and related hospitalizations, have had a positive effect on overall market sentiment, even as the emergence of highly infectious variants of the virus in certain areas has led to increased volatility.
While there may finally be a light visible at the end of the pandemic tunnel, the long-term impact on the global economy from COVID-19, while currently unknown, is likely to be considerable. It is clear that several industries have already felt greater effects than others, and the markets, which do not thrive on uncertainty, have been volatile.
With that said, so far during 2021, we have seen investments typically associated with a higher degree of risk, such as equities and high-yield bonds, outperform investments regarded as less risky, such as government debt. In addition, cyclical stocks, or stocks of companies with greater exposure to the ebbs and flows of the economic cycle, have rallied this year after slumping during the height of the pandemic, as investors have appeared to embrace the potential for a more widespread reopening of the economy in the coming months. Additional fiscal stimulus from the US government in recent months has also helped provide some market momentum.
Despite the strong rebound from the March 2020 lows and positive market performance so far this year, several factors that could lead to increased volatility and weaker performance bear watching. These include: public-health issues such as potential surges in COVID-19 cases, particularly as “variants” of the virus have continued to arise; macroeconomic concerns (inflation, energy prices, sluggish employment figures); and changes to the US government’s fiscal policies, particularly the possibility of higher income and capital gains tax rates on both individuals and businesses.
After leaving our offices in March of 2020 due to COVID-19, we have re-opened our US locations and have invited our employees to slowly return to the office. I am proud of the careful planning that has taken place. Our business has continued to operate without any disruption and we all look forward to regaining a bit of normalcy after 15 months of remote working.

2 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Since 1928, Amundi US’s investment process has been built on a foundation of fundamental research and active management, principles which have guided our investment decisions for more than 90 years. We believe active management – that is, making active investment decisions – can help mitigate the risks during periods of market volatility.
At Amundi US, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyzes each security under consideration, communicating directly with the management teams of the companies issuing the securities and working together to identify those securities that best meet our investment criteria for our family of funds. Our risk management approach begins with each and every security, as we strive to carefully understand the potential opportunity, while considering potential risk factors.
Today, as investors, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress.
As you consider your long-term investment goals, we encourage you to work with your financial professional to develop an investment plan that paves the way for you to pursue both your short-term and long-term goals.
We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Sincerely,
Lisa M. Jones
Head of the Americas, President and CEO of US
Amundi Asset Management US, Inc.
August 2021

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 3

Portfolio Management Discussion | 6/30/21

In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer US Government Money Market Fund during the six-month period ended June 30, 2021. Mr. Roman, a vice president and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Fund.
Q How did the Fund perform for the six-month period ended June 30, 2021?
A Pioneer US Government Money Market Fund’s Class A shares returned 0.00% at net asset value during the six-month period ended June 30, 2021.
Q How would you describe the environment for money market investing during the six-month period ended June 30, 2021?
A The first quarter of 2021 saw strong equity-market returns, notably higher longer-term US Treasury yields, and rising inflation expectations, driven by investor optimism regarding the global economic growth outlook. Contributing to the optimistic view was the Democrat’s early-January takeover of both houses of Congress, which gave rise to a new $1.9 trillion US fiscal stimulus package and, later, a proposed $3 billion-plus infrastructure bill. In addition, the continued distribution of COVID-19 vaccines in the US as well as a general decline in new cases, coupled with the ongoing reopening of the economy, boosted market sentiment.
As the period progressed, the continued highly dovish posture on monetary policy from the US Federal Reserve (Fed) lent further support to so-called “risk” markets, as the US central bank expressed its intention to remain “on the sidelines” with regard to major policy changes until at least 2023. The Fed based its projection on the view that near-term increases in inflation above the usual 2% target could be transitory, and not structural. The Fed also messaged that it would look at average inflation over time, rather than focusing on isolated upticks in prices and then feeling compelled to raise rates in response.

4 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

However, the “reflation trade” wobbled during June as market participants navigated growing apprehension over COVID-19 variants and a somewhat “hawkish” Fed Open Market Committee (FOMC) meeting. Investors in the Treasury market reacted to the updated Fed “dot plot” displaying FOMC member forecasts for the federal funds rate, which pointed to a median year-end 2023 target of 0.625%, or 50 basis points (bps) higher than March’s forecast. The Treasury yield curve twisted around the intermediate portion, with short-end yields rising and long-end yields falling, while longer-term inflation expectations moved lower. The movement suggested investors’ doubts regarding the Fed’s long-term commitment to its new average inflation-targeting framework. (The Fed’s “dot” plot/projection is a quarterly chart summarizing the outlook for the federal funds rate for each of the FOMC’s members. A basis point is equal to 1/100th of a percentage point.)
Q How did you manage the Fund’s portfolio in that environment during the six-month period ended June 30, 2021?
A We continued to pursue a very conservative investment policy and kept our focus on our primary objective in managing the Fund: striving to protect shareholders’ capital rather than taking on undue portfolio risk in search of slightly higher total returns. With the front end of the money market yield curve very flat during the six-month period, we found little incentive to extend the Fund’s duration. Thus, we generally kept the average maturity of the Fund’s portfolio relatively low, between 20 and 22 days weighted average maturity. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.)
We maintained a significant portfolio allocation to fully collateralized overnight repurchase agreements, which provided yields only marginally lower than one-year bills, given the flat curve. We also maintained an allocation to US Treasury floating-rate notes with coupons reset daily, based on a spread above three-month bills; those securities have offered incremental income with little interest-rate risk. Finally, the Fund had exposure to US agency floating-rate notes with coupons based on the benchmark secured overnight financing rate.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 5

Q What is your investment outlook, and how is the Fund positioned heading into the second half of its fiscal year?
A The US economy, in aggregate, has displayed strong growth, and inflation readouts have spiked as conditions have rebounded from successive waves of COVID-19 infections. However, the Fed has been clear that it is not prepared to raise interest rates until the labor market returns much closer to pre-pandemic levels and inflation rises above the 2% target on a sustained basis — that is, inflation increases not attributable to supply chain bottlenecks as the global economy reboots. Markets have expected the process of normalizing rates to begin between late 2022 and early 2023, despite recent anxiety about the potential for the “Delta” variant of COVID-19 to derail the economic recovery.
The Fund remains positioned with significant allocations to overnight repurchase agreements and floating-rate notes. Going forward, if we are able to identify what we believe to be relatively inexpensive fixed-coupon agency debt, we may look to add more of those securities to the portfolio.
Overall, we expect to continue to maintain a conservative portfolio positioning that emphasizes stability of principal above other factors.
Please refer to the Schedule of Investments on pages 13–16 for a full listing of Fund securities.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

6 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
These risks may increase share price volatility.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your financial professional or Amundi Asset Management US, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 7

Portfolio Summary | 6/30/21
Portfolio Diversification

(As a percentage of total investments)*

10 Largest Holdings
(As a percentage of total investments)*
1.	U.S. Treasury Floating Rate Notes, 0.204%, 1/31/22	12.54%
2.	U.S. Treasury Floating Rate Notes, 0.27%, 7/31/21	11.44
3.	U.S. Treasury Floating Rate Notes, 0.35%, 10/31/21	9.73
4.	Federal National Mortgage Association, 1.375%, 10/7/21	8.65
5.	U.S. Treasury Floating Rate Notes, 0.164%, 4/30/22	7.42
6.	Federal National Mortgage Association, 0.28%, 5/6/22	5.36
7.	U.S. Treasury Bills, 8/26/21	4.82
8.	Federal National Mortgage Association, 1.25%, 8/17/21	4.14
9.	Federal National Mortgage Association, 0.27%, 3/16/22	3.22
10.	Federal Home Loan Mortgage Corp., 1.125%, 8/12/21	2.89

* Excludes temporary cash investments and all derivative contracts except for options purchased. The
Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

8 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Prices and Distributions | 6/30/21
Net Asset Value per Share

Class	6/30/21	12/31/20
A	$1.00	$1.00
R	$1.00	$1.00
Y	$1.00	$1.00

Distributions per Share: 1/1/21 – 6/30/21

	Net Investment	Short-Term	Long-Term
Class	Income	Capital Gains	Capital Gains
A	$0.0001	$ —	$ —
R	$0.0001	$ —	$ —
Y	$0.0001	$ —	$ —

Yields

Class	7-Day Annualized*	7-Day Effective**
A	0.01%	0.01%
R	0.01%	0.01%
Y	0.01%	0.01%

* The 7-day annualized net yield describes the annualized income earned over a 7-day period.
**The 7-day effective yield describes the amount one is expected to earn over a 1-year period assuming that dividends are reinvested at the average rate of the last 7-days.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 9

Expense Ratio (Per prospectus dated May 1, 2021)

Class	Gross
A	0.79%
R	1.08%
Y	0.53%

Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Amundi US has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Amundi US and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Amundi US at any time without notice.
Please refer to the financial highlights for a more current expense ratio.
Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

 Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:
(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2) transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)   Divide your account value by $1,000
Example: an $8,600 account value ÷ $1,000 = 8.6
(2)   Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on actual returns from January 1, 2021 through June 30, 2021.
Share Class	A	R	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00
Value on 1/1/21
Ending Account	$1,000.00	$1,000.00	$1,000.00
Value on 6/30/21
Expenses Paid	$0.10	$0.30	$0.20
During Period*

* Expenses are equal to the Fund’s annualized expense ratio of 0.02%, 0.06%, and 0.04% for Class A,
Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 11

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market Fund
Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2021 through June 30, 2021.

Share Class	A	R	Y
Beginning Account	$1,000.00	$1,000.00	$1,000.00
Value on 1/1/21
Ending Account	$1,024.70	$1,024.50	$1,024.60
Value on 6/30/21
Expenses Paid	$0.10	$0.30	$0.20
During Period*

* Expenses are equal to the Fund’s annualized expense ratio of 0.02%, 0.06%, and 0.04% for Class A,
Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Schedule of Investments | 6/30/21
(unaudited)

Principal
Amount ($)		Value
	UNAFFILIATED ISSUERS — 64.8%
	U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS — 64.8% of Net Assets
250,000	Federal Farm Credit Banks, 0.08% (1 Month USD LIBOR +
	1 bps), 8/16/21	$ 250,008
835,000(a)	Federal Farm Credit Banks, 0.083% (1 Month USD LIBOR +
	0 bps), 10/18/21	835,000
290,000(a)	Federal Farm Credit Banks, 0.145% (3 Month USD LIBOR +
	1 bps), 9/20/21	290,096
1,000,000(a)	Federal Farm Credit Banks, 0.246% (1 Month USD LIBOR +
	16 bps), 10/4/21	1,000,673
1,500,000	Federal Farm Credit Banks, 0.11% (SOFRRATE +
	6 bps), 12/8/22	1,500,432
695,000	Federal Home Loan Banks, 1.125%, 7/14/21	695,269
2,000,000	Federal Home Loan Banks, 1.625%, 11/19/21	2,011,597
4,790,000	Federal Home Loan Banks, 1.875%, 7/7/21	4,791,430
2,175,000	Federal Home Loan Banks, 1.875%, 11/29/21	2,191,431
980,000	Federal Home Loan Banks, 2.375%, 9/10/21	984,369
4,500,000	Federal Home Loan Banks, 3.0%, 10/12/21	4,537,473
5,387,000	Federal Home Loan Mortgage Corp., 1.125%, 8/12/21	5,393,652
5,000,000(a)	Federal National Mortgage Association, 0.17%
	(SOFRRATE + 12 bps), 7/29/22	5,005,727
1,000,000(a)	Federal National Mortgage Association, 0.25%
	(SOFRRATE + 20 bps), 12/16/21	1,000,372
6,000,000(a)	Federal National Mortgage Association, 0.27%
	(SOFRRATE + 22 bps), 3/16/22	6,008,264
2,285,000(a)	Federal National Mortgage Association, 0.28%
	(SOFRRATE + 23 bps), 7/6/21	2,284,994
10,000,000(a)	Federal National Mortgage Association, 0.28%
	(SOFRRATE + 23 bps), 5/6/22	10,018,845
200,000(a)	Federal National Mortgage Association, 0.41%
	(SOFRRATE + 36 bps), 1/20/22	200,389
7,722,000	Federal National Mortgage Association, 1.25%, 8/17/21	7,733,834
16,118,000	Federal National Mortgage Association, 1.375%, 10/7/21	16,172,874
1,129,000	Federal National Mortgage Association, 1.875%, 4/5/22	1,144,313
1,156,000	Federal National Mortgage Association, 2.25%, 4/12/22	1,175,617
3,000,000	Federal National Mortgage Association, 2.625%, 1/11/22	3,040,662
9,000,000(b)	U.S. Treasury Bills, 8/26/21	8,999,880
3,000,000(b)	U.S. Treasury Bills, 9/2/21	2,999,919
5,000,000(a)	U.S. Treasury Floating Rate Notes, 0.105% (3 Month U.S.
	Treasury Bill Money Market Yield + 6 bps), 7/31/22	5,000,410
5,000,000(a)	U.S. Treasury Floating Rate Notes, 0.105% (3 Month U.S.
	Treasury Bill Money Market Yield + 6 bps), 10/31/22	5,000,030

The accompanying notes are an integral part of these financial statements.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 13

Schedule of Investments | 6/30/21
(unaudited) (continued)

Principal
Amount ($)		Value
	U.S. GOVERNMENT AND AGENCY
	OBLIGATIONS — (continued)
13,850,000(a)	U.S. Treasury Floating Rate Notes, 0.164% (3 Month U.S.
	Treasury Bill Money Market Yield + 11 bps), 4/30/22	$ 13,858,070
23,415,000(a)	U.S. Treasury Floating Rate Notes, 0.204% (3 Month U.S.
	Treasury Bill Money Market Yield + 15 bps), 1/31/22	23,430,832
21,385,000(a)	U.S. Treasury Floating Rate Notes, 0.27% (3 Month U.S.
	Treasury Bill Money Market Yield + 22 bps), 7/31/21	21,387,626
18,170,000(a)	U.S. Treasury Floating Rate Notes, 0.35% (3 Month U.S.
	Treasury Bill Money Market Yield + 30 bps), 10/31/21	18,183,347
1,700,000	U.S. Treasury Note, 1.25%, 10/31/21	1,706,257
5,000,000	U.S. Treasury Note, 1.5%, 10/31/21	5,023,978
2,000,000	U.S. Treasury Note, 2.0%, 10/31/21	2,012,291
1,000,000	U.S. Treasury Note, 2.875%, 10/15/21	1,007,935
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $186,877,896)	$186,877,896
	TEMPORARY CASH INVESTMENTS — 35.3%
	of Net Assets
	REPURCHASE AGREEMENTS — 35.3%
25,480,000	$25,480,000 Merrill Lynch, Pierce, Fenner & Smith, Inc.,
	0,05%, dated 6/30/21 plus accrued interest on
	7/1/21 collateralized by $25,989,600 Government
	National Mortgage Association,
	2.38%-4.08%, 3/15/48-6/15/61	$ 25,480,000
25,480,000	$25,480,000 RBC Capital Markets LLC, 0,05%,
	dated 6/30/21 plus accrued interest on 7/1/21
	collateralized by the following:
	$7,268,081 Freddie Mac Giant, 2%-5%, 7/1/48-5/1/51,
	$10,905,931 Federal National Mortgage Association,
	2.215%-4.5%, 4/1/35-2/1/51,
	$7,815,625 Government National Mortgage Association,
	2.5%-6%, 11/20/33-11/20/50	25,480,000
25,480,000	$25,480,000 ScotiaBank, 0.05%, dated 6/30/21
	plus accrued interest on 7/1/21 collateralized by
	$25,989,702 U.S. Treasury Notes, 2.25%, 2/15/27	25,480,000
12,740,000	$12,740,000 TD Securities USA LLC, 0.055%
	dated 6/30/21 plus accrued interest on 7/1/21
	collateralized by $12,994,970 Federal Farm Credit Banks
	Consolidated Systemwide Bonds, 0.09%, 4/10/2023	12,740,000

The accompanying notes are an integral part of these financial statements.

14 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Principal
Amount ($)		Value
	REPURCHASE AGREEMENTS — (continued)
12,740,000	$12,740,000 TD Securities USA LLC, 0.055%
	dated 6/30/21 plus accrued interest on 7/1/21
	collateralized by $12,994,824 U.S. Treasury Notes,
	1.875%, 2/15/2041	$ 12,740,000
		$101,920,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $101,920,000)	$101,920,000
	TOTAL INVESTMENT IN SECURITIES OF
	UNAFFILIATED ISSUERS — 100.1%
	(Cost $288,797,896)	$288,797,896
	OTHER ASSETS & LIABILITIES — (0.1)%	$ (170,055)
	NET ASSETS — 100.0%	$288,627,841

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFRRATE	Secured Overnight Financing Rate.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2021.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

The Fund is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the “Adviser”) serves as the Fund’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2021, the Fund did not engage in any cross trade activity.
At June 30, 2021, the net unrealized appreciation on investments based on cost for federal tax purposes of $288,798,114 was as follows:

Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$ —
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(218)
Net unrealized appreciation	$(218)

The accompanying notes are an integral part of these financial statements.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 15

Schedule of Investments | 6/30/21
(unaudited) (continued)
Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.
Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
U.S. Government and
Agency Obligation	$ —	$186,877,896	$ —	$186,877,896
Repurchase Agreements	—	101,920,000	—	101,920,000
Total	$ —	$288,797,896	$ —	$288,797,896

During the six months ended June 30, 2021, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.

16 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Statement of Assets and Liabilities | 6/30/21
(unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $288,797,896)	$288,797,896
Cash	835,544
Receivables —
Fund shares sold	163,264
Interest	317,375
Due from the Adviser	155,507
Other assets	46,472
Total assets	$290,316,058
LIABILITIES:
Payables —
Fund shares repurchased	$ 1,385,483
Distributions	1,206
Trustees’ fees	217
Professional fees	37,702
Transfer agent fees	40,766
Shareowner communications expense	44,490
Due to affiliates
Management fees	98,888
Other due to affiliates	2,884
Accrued expenses	76,581
Total liabilities	$ 1,688,217
NET ASSETS:
Paid-in capital	$288,546,192
Distributable earnings	81,649
Net assets	$288,627,841
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $234,794,363/234,860,813 shares)	$ 1.00
Class R (based on $1,512,648/1,512,506 shares)	$ 1.00
Class Y (based on $52,320,830/52,326,145 shares)	$ 1.00

The accompanying notes are an integral part of these financial statements.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 17

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 6/30/21

INVESTMENT INCOME:
Interest from unaffiliated issuers	$102,413
Total investment income		$ 102,413
EXPENSES:
Management fees	$506,278
Administrative expense	102,553
Transfer agent fees
Class A	90,431
Class R	608
Class Y	496
Distribution fees
Class A	177,642
Class R	3,910
Shareowner communications expense	49,838
Custodian fees	15,983
Registration fees	32,700
Professional fees	28,802
Printing expense	9,835
Trustees’ fees	5,158
Insurance expense	89
Miscellaneous	3,369
Total expenses		$1,027,692
Less fees waived and expenses reimbursed
by the Adviser		(989,099)
Net expenses		$ 38,593
Net investment income		$ 63,820
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments		$ 1,527
Net increase in net assets resulting from operations		$ 65,347

The accompanying notes are an integral part of these financial statements.

18 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Statements of Changes in Net Assets
	Six Months
	Ended	Year
	6/30/21	Ended
	(unaudited)	12/31/20
FROM OPERATIONS:
Net investment income (loss)	$ 63,820	$ 489,485
Net realized gain (loss) on investments	1,527	19,614
Net increase in net assets resulting from operations	$ 65,347	$ 509,099
DISTRIBUTIONS TO SHAREOWNERS:
Class A ($0.0001 and $0.0020 per share, respectively)	$ (11,851)	$ (395,370)
Class R ($0.0001 and $0.0012 per share, respectively)	(79)	(1,200)
Class Y ($0.0001 and $0.0022 per share, respectively)	(2,540)	(94,677)
Total distributions to shareowners	$ (14,470)	$ (491,247)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 76,525,298	$ 257,625,793
Reinvestment of distributions	12,108	397,362
Cost of shares repurchased	(95,541,839)	(190,719,800)
Net increase (decrease) in net assets resulting
from Fund share transactions	$ (19,004,433)	$ 67,303,355
Net increase (decrease) in net assets	$ (18,953,556)	$ 67,321,207
NET ASSETS:
Beginning of period	$307,581,397	$ 240,260,190
End of period	$288,627,841	$ 307,581,397

The accompanying notes are an integral part of these financial statements.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 19

Statements of Changes in Net Assets (continued)

	Six Months	Six Months
	Ended	Ended
	6/30/21	6/30/21	Year Ended	Year Ended
	Shares	Amount	12/31/20	12/31/20
	(unaudited)	(unaudited)	Shares	Amount
Class A
Shares sold	55,545,453	$ 55,549,024	232,828,184	$ 232,840,618
Reinvestment of distributions	15,423	11,851	395,370	395,370
Less shares repurchased	(78,025,799)	(78,025,800)	(173,074,246)	(173,074,247)
Net increase/ (decrease)	(22,464,923)	$(22,464,925)	60,149,308	$ 60,161,741
Class R
Shares sold	137,516	$ 137,516	1,666,294	$ 1,666,381
Reinvestment of distributions	73	73	1,200	1,200
Less shares repurchased	(450,099)	(450,099)	(727,340)	(727,340)
Net increase/ (decrease)	(312,510)	$ (312,510)	940,154	$ 940,241
Class Y
Shares sold	20,838,758	$ 20,838,758	23,116,488	$ 23,118,794
Reinvestment of distributions	183	184	792	792
Less shares repurchased	(17,065,940)	(17,065,940)	(16,918,213)	(16,918,213)
Net increase	3,773,001	$ 3,773,002	6,199,027	$ 6,201,373

The accompanying notes are an integral part of these financial statements.

20 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Financial Highlights

	Six Months
	Ended	Year	Year	Year	Year	Year
	6/30/21	Ended	Ended	Ended	Ended	Ended
	(unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16*
Class A
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.000(b)	$ 0.002	$ 0.015	$ 0.012	$ 0.003	$ 0.000(b)
Distributions to shareowners:
Net investment income	$ (0.000)(b)	$ (0.002)(c)	$ (0.015)(c)	$ (0.012)(c)	$ (0.003)	$ 0.000(b)(c)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.00%(e	0.20%	1.50%	1.21%	0.27%	0.01%
Ratio of net expenses to average net assets	0.02%(f)	0.25%	0.69%	0.66%	0.62%	0.34%
Ratio of net investment income (loss) to average net assets	0.05%(f)	0.16%	1.50%	1.20%	0.26%	0.01%
Net assets, end of period (in thousands)	$234,794	$257,214	$197,032	$210,290	$217,256	$251,143
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%(f)	0.79%	0.84%	0.81%	0.80%	0.82%
Net investment income (loss) to average net assets	(0.67)%(f)	(0.38)%	1.35%	1.05%	0.08%	(0.46)%

*	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)
The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 21

Financial Highlights (continued)
	Six Months
	Ended	Year	Year	Year
	6/30/21	Ended	Ended	Ended	8/1/17* to
	(unaudited)	12/31/20	12/31/19	12/31/18	12/31/17
Class R
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.000(b)	$ 0.001	$ 0.010	$ 0.009	$ 0.000(b)
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.001	(0.001)	0.000
Net increase (decrease) from investment operations	$ 0.000	$ 0.001	$ 0.011	$ 0.008	$ 0.000
Distributions to shareowners:
Net investment income	$(0.000)(b)	$(0.001)(c)	$(0.011)(c)	$(0.008)(c)	$(0.000)(b)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.00%(e)	0.12%	1.08%	0.78%	0.03%(e)
Ratio of net expenses to average net assets	0.06%(f)	0.30%	1.12%	1.08%	1.02%(f)
Ratio of net investment income (loss) to average net assets	0.01%(f)	0.09%	1.03%	0.85%	0.10%(f)
Net assets, end of period (in thousands)	$ 1,513	$ 1,825	$ 885	$ 553	$ 151
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.10%(f)	1.08%	1.12%	1.08%	1.03%(f)
Net investment income (loss) to average net assets	(1.03)%(f)	(0.69)%	1.03%	0.85%	0.09%(f)

*	Class R shares commenced operations on August 1, 2017.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)	The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.
(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

22 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

	Six Months
	Ended	Year	Year	Year	Year	Year
	6/30/21	Ended	Ended	Ended	Ended	Ended
	(unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16*
Class Y
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.000(b)	$ 0.002	$ 0.017	$ 0.013	$ 0.004	$ 0.000(b)
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.001	0.000	0.000
Net increase (decrease) from investment operations	$ 0.000	$ 0.002	$ 0.017	$ 0.014	$0.0004	$ 0.000
Distributions to shareowners:
Net investment income	$(0.000)(b)	$ (0.002)(c)	$ (0.017)(c)	$ (0.014)(c)	$ (0.004)	$ 0.000(b)(c)
Net increase (decrease) in net asset value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total return (d)	0.00%(e)	0.22%	1.67%	1.34%	0.37%	0.01%
Ratio of net expenses to average net assets	0.04%(f)	0.24%	0.52%	0.54%	0.51%	0.34%
Ratio of net investment income (loss) to average net assets	0.03%(f)	0.19%	1.66%	1.30%	0.36%	0.01%
Net assets, end of period (in thousands)	$52,321	$48,542	$42,343	$37,356	$49,178	$63,703
Ratios with no waiver of fees and assumption of expenses by
the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.48%(f)	0.53%	0.52%	0.54%	0.51%	0.50%
Net investment income (loss) to average net assets	(0.41)%(f)	(0.10)%	1.66%	1.30%	0.36%	(0.15)%

*	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.001 or $(0.001) per share.
(c)
The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(e)	Not annualized.
(f)	Annualized.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 23
The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements | 6/30/21
(unaudited)
1. Organization and Significant Accounting Policies
Pioneer U.S. Government Money Market Fund (the “Fund”) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.
The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Class R shares commenced operations on August 1, 2017. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Prior to January 1, 2021, the Adviser was named Amundi Pioneer Asset Management, Inc. Amundi Distributor US, Inc., an affiliate of Amundi Asset Management US, Inc., serves as the Fund’s distributor (the “Distributor”).
In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which modifies disclosure requirements for fair value measurements, principally for Level 3 securities and transfers between levels of the fair value hierarchy. ASU 2018-13 is effective for fiscal years beginning after

24 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

December 15, 2019 and for interim periods within those fiscal years. The Fund has adopted ASU 2018-13 for the six months ended June 30, 2021. The impact to the Fund’s adoption was limited to changes in the Fund’s disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value investments, when applicable.
In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund’s investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A. Security Valuation
The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange (“NYSE”) is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).
The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 25

each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B. Investment Income and Transactions
Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C. Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2020, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

26 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2020 was as follows:

2020
Distributions paid from:
Ordinary income	$491,247
Total	$491,247

The following shows the components of distributable earnings (loss) on a federal income tax basis at December 31, 2020:
2020
Distributable earnings (loss):
Undistributed ordinary income	$30,990
Unrealized appreciation/(depreciation)	(218)
Total	$30,772

The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) are attributable to the tax deferral of losses on wash sales.
D. Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
E. Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 27

Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F. Risks
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate). Plans are underway to phase out the use of LIBOR. The UK Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), have announced that most LIBOR rates will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying markets. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), the U.S. Federal Reserve began publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. Dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication, such as SONIA in the United Kingdom. Markets are slowly developing in response to these new rates, and transition planning is at a relatively early stage. Neither the effect of the transition process nor its ultimate success is known. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. The effect of any changes to --or discontinuation of --LIBOR on the portfolio will vary depending on, among

28 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

other things, provisions in individual contracts and whether, how, and when industry participants develop and adopt new reference rates and alternative reference rates for both legacy and new products and instruments. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could materialize prior to the end of 2021.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund’s custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
COVID-19
The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 29

adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures will not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G. Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at June 30, 2021, are disclosed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion and 0.30% of the Fund’s average daily net

30 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

assets over $1 billion. For the six months ended June 30, 2021, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.34% (annualized) of the Fund’s average daily net assets.
The Adviser has agreed to limit the Fund’s expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. Additionally, the Distributor has voluntarily agreed to waive distribution fees payable by Class A shares. These expense limitation policies are voluntary and temporary and may be revised or terminated by the Adviser or Distributor, as applicable, at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2021 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $101,710 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2021.
3. Compensation of Trustees and Officers
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. The Fund does not pay any salary or other compensation to its officers. For the six months ended June 30, 2021, the Fund paid $5,158 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2021, the Fund had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $217.
4. Transfer Agent
DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 31

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2021, such out-of-pocket expenses by class of shares were as follows:

Shareowner Communications:
Class A	$49,280
Class R	404
Class Y	154
Total	$49,838

5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $62 in distribution fees payable to the Distributor, at June 30, 2021.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.

32 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

Trustees, Officers and Service Providers
Trustees Thomas J. Perna, Chairman John E. Baumgardner, Jr. Diane Durnin Benjamin M. Friedman Lisa M. Jones Craig C. MacKay Lorraine H. Monchak Marguerite A. Piret Fred J. Ricciardi Kenneth J. Taubes	Officers Lisa M. Jones, President and Chief Executive Officer Anthony J. Koenig, Jr., Treasurer and Chief Financial and Accounting Officer Christopher J. Kelley, Secretary and Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Asset Manager Solutions, Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21 33

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36 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/21

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms	1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions	1-800-225-4321
Retirement plans information	1-800-622-0176

Write to us:

Amundi
P.O. Box 219427
Kansas City, MO 64121-9427
Our toll-free fax	1-800-225-4240

Our internet e-mail address	us.askamundi@amundi.com
(for general questions about Amundi only)

Visit our web site: www.amundi.com/us

This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us

Securities offered through Amundi Distributor US, Inc.,
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2021 Amundi Asset Management US, Inc. 19399-15-0821

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s board of trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

      (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

NA

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

NA

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

NA

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

NA

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS
APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

AUDIT COMMITTEE APPROVAL POLICY		AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval		o A summary of all such
for the audit period for all		services and related fees
pre-approved specific service		reported at each regularly
subcategories. Approval of the		scheduled Audit Committee
independent auditors as		meeting.
auditors for a Fund shall
constitute pre approval for
these services.

o “One-time” pre-approval		o A summary of all such
for the fund fiscal year within		services and related fees
a specified dollar limit		(including comparison to
for all pre-approved		specified dollar limits)
specific service subcategories		reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NA

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:
Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President and Chief Executive Officer

Date September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President and Chief Executive Officer

Date September 1, 2021

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and Accounting Officer

Date September 1, 2021

* Print the name and title of each signing officer under his or her signature.